CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Cash Flows from Operating Activities:
Net income	$ 1,466
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	751
Provision for loan losses	374
Deferred income taxes, net	748
(Gain) on sale of loans sold to secondary market	(191)
Origination of loans held for sale in the secondary market	(11,170)
Proceeds from sale of loans in the secondary market	11,361
Loss (gain) on sale of premises, equipment, and other real estate held for sale	41
Writedown of other real estate held for sale	2
Stock compensation	225
Change in other assets	149
Change in other liabilities	(111)
Net cash provided by operating activities	3,645
Cash Flows from Investing Activities:
Net increase in loans	(19,354)
Net increase in deposits held at other banks	(225)
Purchase of securities available for sale	(3,243)
Proceeds from maturities, sales, calls or paydowns of securities available for sale	504
Capital expenditures	(798)
Proceeds from sale of premises, equipment, and other real estate	742
Net cash (used in) investing activities	(22,374)
Cash Flows from Financing Activities:
Net increase in deposits	17,717
Net increase in borrowings	4,235
Repurchase of common stock	(143)
Dividend on common stock	(553)
Net cash provided by financing activities	21,256
Net (decrease) in cash and cash equivalents	2,527
Cash and cash equivalents at beginning of period	18,219
Cash and cash equivalents at end of period	20,746
Cash paid during the year for:
Interest	2,009
Income taxes	25
Noncash Investing and Financing Activities:
Transfers of Foreclosures from Loans to Other Real Estate Held for Sale (net of adjustments made through the allowance for loan losses)	$ 282